ACQUISITION - Pro-forma summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated pro forma summary
Revenues	$ 337,695	$ 477,326
Net loss	$ 70,884	$ 21,593